UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00646

APOLLO INVESTMENT CORPORATION
(Name of Registrant)

9 West 57th Street,
New York, NY 10019
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Apollo Investment Corporation (the “Company”) to be redeemed: 6.625% Senior Notes due 2042 (CUSIP: 03761U304) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on October 15, 2017 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article XI of the Indenture, dated as of October 9, 2012 (the “Indenture”), by and between the Company and U.S. Bank National Association, as trustee (the “Trustee”), as supplemented by a supplemental Indenture, dated as of October 9, 2012 (the “Supplemental Indenture”), and (ii) Section 1.01(h) of the Supplemental Indenture.

(4)The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($150,000,000 aggregate principal amount) pursuant to the terms of the Indenture and the Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 30th day of August, 2017.

APOLLO INVESTMENT CORPORATION

By:	/s/ Gregory W. Hunt
Name: Gregory W. Hunt
Title: Chief Financial Officer